Condensed Consolidated Statements of Operations and Comprehensive Loss (Unaudited) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Income Statement [Abstract]
REVENUES	$ 69,947	$ 50,397	$ 251,418	$ 180,682	$ 237,756	$ 51,925
COST OF REVENUES					(54,038)	(853)
GROSS PROFIT	69,947	50,397	251,418	180,682	183,718	51,072
OPERATING EXPENSES:
Depreciation and amortization	31,474	57,799	114,891	173,643	233,710	337,683
Selling, general and administrative	596,638	531,504	2,488,500	2,498,164	3,997,677	2,684,310
Written-off prepayments						122,514
Impairment loss on goodwill					27,353	82,692
Impairment loss on other receivables						705,000
Total operating expenses	628,112	589,303	2,603,391	2,671,807	4,258,740	3,932,199
LOSS FROM OPERATIONS	(558,165)	(538,906)	(2,351,973)	(2,491,125)	(4,075,022)	(3,881,127)
OTHER INCOME (EXPENSE):
Interest income	2	3	4	15	17	20
Interest expense	(180,773)	(91,521)	(319,247)	(320,799)	(377,915)	(965,163)
Dividend income	(3,562)	5,293	241,472	12,515	12,515	3,052
Impairment loss on intangible asset						(750,000)
Impairment loss on marketable securities						(1,951,091)
Gain on disposal of marketable securities					536,182	428,621
Unrealized gain (loss) on marketable securities	(681,959)		(1,278,939)			292,126
Gain (loss) on sale of marketable securities	4,872	157,730	(22,013)	774,371
Gain on disposal of property, plant and equipment			25,197
Loss on disposal of a subsidiary						(70,900)
Foreign currency transaction gain (loss)	449	(1,272)	(241)	7,483	(380)	3,678
Other income	12,697	84	16,655	2,600	7,090	102,139
Total other (expense) income, net	(848,274)	70,317	(1,337,112)	476,185	177,509	(2,907,518)
LOSS BEFORE PROVISION FOR INCOME TAXES	(1,406,439)	(468,589)	(3,689,085)	(2,014,940)	(3,897,513)	(6,788,645)
PROVISIONS FOR INCOME TAXES:
Current
Deferred
Total income tax provision
NET LOSS	(1,406,439)	(468,589)	(3,689,085)	(2,014,940)	(3,897,513)	(6,788,645)
NET LOSS ATTRIBUTABLE TO NON-CONTROLLING INTEREST	(3,640)	(2,221)	(8,093)	(6,769)	(9,558)	(69,198)
NET LOSS ATTRIBUTABLE TO COMMON STOCKHOLDERS	(1,402,799)	(466,368)	(3,680,992)	(2,008,171)	(3,887,955)	(6,719,447)
COMPREHENSIVE LOSS:
Net loss	(1,406,439)	(468,589)	(3,689,085)	(2,014,940)	(3,897,513)	(6,788,645)
Foreign currency translation (loss) gain	(1,689)	(19,568)	5,892	18,894	(2,580)	(55,843)
Comprehensive loss	(1,408,128)	(488,157)	(3,683,193)	(1,996,046)	(3,890,535)	(6,844,488)
Net loss attributable to non-controlling interest	(3,640)	(2,221)	(8,093)	(6,769)	(9,558)	(69,198)
Foreign currency translation gain (loss) from non-controlling interest						1,541
Comprehensive loss attributable to common stockholders	$ (1,404,488)	$ (485,936)	$ (3,675,100)	$ (1,989,277)	$ (3,890,535)	$ (6,776,831)
NET LOSS PER COMMON SHARE:
Continuing operations – basic and diluted (in Dollars per share)	$ 0	$ 0	$ (0.01)	$ (0.01)
Discontinued operations – basic and diluted (in Dollars per share)
Net loss per common share - basic and diluted (in Dollars per share)	$ 0	$ 0	$ (0.01)	$ (0.01)	$ (0.02)	$ (0.06)
WEIGHTED AVERAGE COMMON SHARES OUTSTANDING:
Basic and diluted (in Shares)	290,352,352	239,074,612	277,460,722	214,943,810	220,962,339	107,723,188